CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total USD ($)	Cash USD ($)	Services USD ($)	Common Stock	Common Stock Cash	Common Stock Services	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Cash USD ($)	Additional Paid-In Capital Services USD ($)	Accumulated (Deficit) USD ($)
Beginning Balance at Dec. 31, 2008	$ 99,603						$ 890,000			$ (790,397)
Beginning Balance (in shares) at Dec. 31, 2008				23,370,780
Net loss	(1,218,707)
Net loss	(1,218,706)									(1,218,706)
Common stock issued (in shares)					3,541,162
Common stock issued		1,195,500						1,195,500
Ending Balance (in shares)				26,911,942
Ending Balance	76,397						2,085,500			(2,009,103)
Ending Balance at Dec. 31, 2009	76,396
Common shares issued in lieu of cash compensation to employees (in shares)				3,336,408
Common shares issued in lieu of cash compensation to employees	129,065						129,065
Warrants issued for services rendered by non-employees	885,000						885,000
Fair value of warrants to purchase 1,400,000 shares of common stock, issued with $1,000,000 face value amount, 8% convertible debentures	790,131						790,131
Net loss	(4,055,905)									(4,055,905)
Common stock issued (in shares)					5,184,831	2,881,434
Common stock issued		2,270,000	247,432					2,270,000	247,432
Ending Balance at Dec. 31, 2010	$ 342,120						$ 6,407,128			$ (6,065,008)
Ending Balance (in shares) at Dec. 31, 2010				38,314,615